Related Party Transactions	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 — Related Party Transactions

Founder and Private Placement Shares

On February 1, 2021, the Sponsor acquired 1,150,000 Class B ordinary shares (“Founder shares”) for an aggregate purchase price of $25,000. On May 3, 2021, the Sponsor transferred an aggregate of 60,000 Founder shares to the Company’s three independent directors at the same price originally paid for such shares. On May 3, 2021, the Sponsor converted 850,000 Class B ordinary shares into 850,000 Class A ordinary shares. Simultaneously with the closing of the Initial Public Offering and the sale of Option Units, the Sponsor purchased an aggregate of 224,780 Class A ordinary shares at a price of $10.00 per share for an aggregate purchase price of $2,247,800.

The Sponsor has agreed not to transfer, assign or sell 50% of its Founder shares until the earlier to occur of: (i) six months after the completion of the Company’s initial Business Combination; and (ii) subsequent to the Company’s initial Business Combination (x) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (y) if the closing price of the Company’s Class A ordinary shares equals or exceeds $12.50 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial Business Combination. The Sponsor may not transfer, assign or sell the remaining 50% of the Founder shares until six months after the date of the consummation of the Company’s initial Business Combination. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s Initial Shareholders with respect to any Founder shares.

Promissory Note — Related Party

On February 2, 2021, the Sponsor agreed to lend the Company up to $300,000 to be used for a portion of the expenses of the Initial Public Offering. This loan was non-interest bearing, unsecured and is due at the earlier of (1) June 30, 2021 or (2) the closing of the Initial Public Offering. The outstanding balance under the Promissory Note was repaid at the closing of the Initial Public Offering on May 3, 2021.

Related Party (Working Capital) Loans

In addition, in order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor, or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, lend the Company funds as may be required. If the Company completes the initial Business Combination, it will repay such loaned amounts. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account will be used for such repayment. Up to $1,200,000 of such loans may be convertible into Class A ordinary shares, at a price of $10.00 per share at the option of the lender.

As of March 31, 2022 and December 31, 2021, the Company had an outstanding balance of $288,000 and $130,000 under the working capital loans.

Note 6 — Related Party Transactions

Founder and Private Placement Shares

On February 1, 2021, the Sponsor acquired 1,150,000 Class B ordinary shares (“Founder shares”) for an aggregate purchase price of $25,000. On May 3, 2021, the Sponsor transferred an aggregate of 60,000 Founder shares to the Company’s three independent directors at the same price originally paid for such shares. On May 3, 2021, the Sponsor converted 850,000 Class B ordinary shares into 850,000 Class A ordinary shares. Simultaneously with the closing of the Initial Public Offering and the sale of Option Units, the Sponsor purchased an aggregate of 224,780 Class A ordinary shares at a price of $10.00 per share for an aggregate purchase price of $2,247,800.

The Sponsor has agreed not to transfer, assign or sell 50% of its Founder shares until the earlier to occur of: (i) six months after the completion of the Company’s initial Business Combination; and (ii) subsequent to the Company’s initial Business Combination (x) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (y) if the closing price of the Company’s Class A ordinary shares equals or exceeds $12.50 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial Business Combination. The Sponsor may not transfer, assign or sell the remaining 50% of the Founder shares until six months after the date of the consummation of the Company’s initial Business Combination. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s Initial Shareholders with respect to any Founder shares.

Promissory Note — Related Party

On February 2, 2021, the Sponsor agreed to lend the Company up to $300,000 to be used for a portion of the expenses of the Initial Public Offering. This loan was non-interest bearing, unsecured and is due at the earlier of (1) June 30, 2021 or (2) the closing of the Initial Public Offering. The outstanding balance under the Promissory Note was repaid at the closing of the Initial Public Offering on May 3, 2021.

Related Party (Working Capital) Loans

In addition, in order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor, or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, lend the Company funds as may be required. If the Company completes the initial Business Combination, it will repay such loaned amounts. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account will be used for such repayment. Up to $1,200,000 of such loans may be convertible into Class A ordinary shares, at a price of $10.00 per share at the option of the lender.

As of December 31, 2021, the Company had an outstanding balance of $130,000 under the working capital loans.